Subsequent Events (Details) - $ / shares					9 Months Ended	12 Months Ended
	Oct. 22, 2015	Jul. 21, 2015	Apr. 23, 2015	Jan. 26, 2015	Sep. 30, 2015	Dec. 31, 2014
Subsequent Event
Cash distribution declared per unit (in dollars per share)	$ 0.3175	$ 0.3075	$ 0.2975	$ 0.1344	$ 0.9225	$ 0.1344
Quarterly distribution declared per unit , on an annualized basis (in dollars per share)	1.27
Minimum quarterly distribution per unit (in dollars per share)	0.2875				$ 0.2875
Subsequent event
Subsequent Event
Cash distribution declared per unit (in dollars per share)	0.3175
Quarterly distribution declared per unit , on an annualized basis (in dollars per share)	$ 1.27
Change in per unit distribution declared (as a percent)	10.40%